Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	MFS SERIES TRUST XV
Central Index Key	0000764719
Amendment Flag	false
Document Creation Date	Feb. 27, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
MFS® Commodity Strategy Fund | A
Prospectus:
Trading Symbol	MCSAX
MFS® Commodity Strategy Fund | I
Prospectus:
Trading Symbol	MCSIX
MFS® Commodity Strategy Fund | R6
Prospectus:
Trading Symbol	MCSRX
MFS® Global Alternative Strategy Fund | A
Prospectus:
Trading Symbol	DVRAX
MFS® Global Alternative Strategy Fund | R4
Prospectus:
Trading Symbol	DVRKX
MFS® Global Alternative Strategy Fund | R6
Prospectus:
Trading Symbol	DVRLX
MFS® Global Alternative Strategy Fund | B
Prospectus:
Trading Symbol	DVRBX
MFS® Global Alternative Strategy Fund | C
Prospectus:
Trading Symbol	DVRCX
MFS® Global Alternative Strategy Fund | I
Prospectus:
Trading Symbol	DVRIX
MFS® Global Alternative Strategy Fund | R1
Prospectus:
Trading Symbol	DVRFX
MFS® Global Alternative Strategy Fund | R2
Prospectus:
Trading Symbol	DVRHX
MFS® Global Alternative Strategy Fund | R3
Prospectus:
Trading Symbol	DVRJX